Restructuring Charges - Restructuring Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 131,088	$ 70,901	$ 0
2023 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	27,196	0
Restructuring Charges	(1,114)	70,901
Payments	(21,110)	(29,861)
Non-Cash items	(2,517)	(13,844)
Restructuring Liability, Ending Balance	2,455	27,196	0
2024 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	0
Restructuring Charges	132,202
Payments	(43,671)
Non-Cash items	(13,002)
Restructuring Liability, Ending Balance	75,529	0
Workforce | 2023 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	24,831	0
Restructuring Charges	(1,114)	53,547
Payments	(19,768)	(25,870)
Non-Cash items	(1,939)	(2,846)
Restructuring Liability, Ending Balance	2,010	24,831	0
Workforce | 2024 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	0
Restructuring Charges	116,957
Payments	(43,621)
Non-Cash items	(27)
Restructuring Liability, Ending Balance	73,309	0
Premises and other | 2023 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	2,365	0
Restructuring Charges	0	17,354
Payments	(1,342)	(3,991)
Non-Cash items	(578)	(10,998)
Restructuring Liability, Ending Balance	445	2,365	$ 0
Premises and other | 2024 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	0
Restructuring Charges	15,245
Payments	(50)
Non-Cash items	(12,975)
Restructuring Liability, Ending Balance	$ 2,220	$ 0